INVESTMENT IN FINANCE LEASE	12 Months Ended
Dec. 31, 2016
INVESTMENT IN FINANCE LEASE [Abstract]
INVESTMENT IN FINANCE LEASE

13.	INVESTMENT IN FINANCE LEASE

As of December 31, 2016, one of the Company's vessels was accounted for as a sales-type lease (2015: one) and this was acquired as a result of the Merger. The components of the investment in the sales-type lease may be summarized as follows:

(in thousands of $)	2016	2015
Net minimum lease payments receivable	33,563	45,089
Estimated residual values of leased property (unguaranteed)	10,821	10,821
Less: finance lease interest income	(3,731)	(5,925)
Total investment in sales-type lease	40,653	49,985
Current portion	9,745	9,329
Long-term portion	30,908	40,656
	40,653	49,985

The minimum future gross revenues to be received under the sales-type lease as of December 31, 2016 are as follows:

(in thousands of $)
2017	11,493
2018	10,419
2019	11,493
2020	158
2021	—
Thereafter	—
33,563

The counterparty to the lease is a state-owned oil company, which the Company has deemed to have a low credit risk.